UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21606
                                                     ---------

                             Tilson Investment Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2006
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                      Shares           (Note 1)                                          Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 70.59%                                               Software - 7.04%
                                                                        Microsoft Corporation            20,000       $    563,000
Auto Parts & Equipment - 6.97%                                                                                        ------------
   Lear Corporation                   22,000         $    557,700
                                                     ------------    Telecommunications - 0.32%
                                                                     *  Intrado, Inc.                     1,000             25,440
Beverages - 1.50%                                                                                                     ------------
   Anheuser-Busch Companies            2,900              120,176
                                                     ------------    Total Common Stocks (Cost $5,452,716)               5,647,620
                                                                                                                      ------------
Coal - 1.89%
*  International Coal Group, Inc.     15,000              151,800    CALL OPTIONS PURCHASED - 14.53%
                                                     ------------
                                                                     *  Anheuser-Busch Co. Inc., 01/20/2007
Diversified Financial Services - 1.65%                                     Strike $45.00                  4,000              6,400
   American Express Company            2,000              104,900    *  Anheuser-Busch Co. Inc., 01/20/2007
   Freddie Mac                           400               27,144          Strike $50.00                  7,000              3,850
                                                     ------------    *  Anheuser-Busch Co. Inc., 01/19/2008
                                                          132,044          Strike $35.00                 12,500            108,750
                                                     ------------    *  Costco Wholesale Corp., 01/20/2007
Holding Company - Diversified - 4.73%                                      Strike $35.00                  6,000             97,200
   Resource America, Inc.             21,000              378,210    *  Foot Locker, Inc., 01/19/2008
                                                     ------------          Strike $20.00                  1,500              8,250
                                                                     *  Freddie Mac, 01/20/2007
Home Furnishings - 1.26%                                                   Strike $65.00                  3,000             24,000
   Whirlpool Corporation               1,250              100,850    *  Laboratory Corp., 01/20/2007
                                                     ------------          Strike $40.00                  1,000             20,300
                                                                     *  Lear Corporation, 01/20/2007
Insurance - 7.88%                                                          Strike $20.00                 10,000             99,000
*  Berkshire Hathaway Inc.               215              630,380    *  Lear Corporation, 01/20/2007
                                                     ------------          Strike $25.00                  1,000              7,300
                                                                     *  McDonald's Corp., 03/21/2006
Metals - Diversified - 0.36%                                               Strike $30.00                 27,500            143,000
*  Universal Stainless Alloy                                         *  McDonald's Corp., 01/20/2007
      Products, Inc.                   1,500               28,665          Strike $25.00                  3,000             33,600
                                                     ------------    *  McDonald's Corp., 01/20/2007
                                                                           Strike $30.00                  4,000             29,200
Oil & Gas - 1.00%                                                    *  Microsoft Corp., 01/19/2008
   Crosstex Energy, Inc.               1,000               80,220          Strike $25.00                 40,000            228,000
                                                     ------------    *  Wal-Mart Stores Inc., 01/20/2007
                                                                           Strike $45.00                 16,700             81,830
Pharmaceuticals - 0.45%                                              *  Wal-Mart Stores Inc., 01/20/2007
   Pfizer, Inc.                        1,400               35,952          Strike $50.00                  7,000             17,500
                                                     ------------    *  Wendy's International Inc., 01/20/2007
                                                                           Strike $35.00                  7,000            172,900
Real Estate Investment Trust - 0.09%                                 *  Wendy's International Inc., 01/20/2007
*  Winthrop Realty Trust, Inc.         1,300                7,280          Strike $40.00                  3,800             76,760
                                                     ------------

Retail - 35.45%
   CKE Restaurants, Inc.              19,000              297,350
   Costco Wholesale Corp.              6,400              319,296
   Foot Locker Inc.                   11,500              261,280
   McDonald's Corporation             27,800              973,278
*  Sears Holdings Corporation          2,900              352,176
   Wal-Mart Stores, Inc.              11,800              544,098
   Wendy's International, Inc.         1,500               88,425
                                                     ------------
                                                        2,835,903
                                                     ------------
                                                                                                                         (Continued)

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                      Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

CALL OPTIONS PURCHASED - CONTINUED                                   Note 1 - Investment Valuation

*  Whirlpool Corporation, 01/20/2007                                 The Fund's  investments  in securities  are carried at value.
      Strike $60.00                      200         $      4,640    Securities  listed on an  exchange  or  quoted on a  national
                                                     ------------    market  system are valued at the last sales  price as of 4:00
                                                                     p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
Total Call Options Purchased                                         over-the-counter  market are  generally  valued at the NASDAQ
      (Cost $998,100)                                   1,162,480    Official Closing Price.  Other securities,  including options
                                                     ------------    purchased,  traded in the over-the-counter  market and listed securities  for which no sale was  reported  on that date are
INVESTMENT COMPANIES - 9.68%                                         valued at the most  recent bid price.  Securities  and assets for which  representative  market  quotations are not readily
   Evergreen Institutional                                           available  (e.g.,  if the  exchange  on which  the  portfolio
      Money Market Fund              387,312              387,312    security is principally traded closes early or if the trading
   Merrimac Cash Series                                              of the particular portfolio security is halted during the day
      Nottingham Shares              387,312              387,312    and does not  resume  prior to the  Fund's  net  asset  value
                                                     ------------    calculation)  or which cannot be accurately  valued using the
                                                                     Fund's normal pricing  procedures are valued at fair value as
Total Investment Companies                                           determined  in good  faith  under  policies  approved  by the
      (Cost $774,624)                                     774,624    Trustees.  A  portfolio  security's  "fair  value"  price may
                                                     ------------    differ  from the  price  next  available  for that  portfolio
                                                                     security   using  the  Fund's  normal   pricing   procedures.
Total Investments (Cost $7,225,440) -  94.80%        $  7,584,724    Investment   companies   are  valued  at  net  asset   value.
Other Assets less Liabilities - 5.20%                     415,930    Instruments  with maturities of 60 days or less are valued at
                                                     ------------    amortized cost, which approximates market value.

Net Assets - 100.00%                                 $  8,000,654
                                                     ------------    Summary of Investments by Industry
                                                                                                         % of Net
*  Non-income producing investment.                                  Industry                             Assets             Value
                                                                     ---------------------------------------------------------------
Aggregate  cost for financial  reporting  and federal  income tax    Auto Parts & Equipment                 8.30%     $    664,000
purposes is the same. Unrealized  appreciation/(depreciation)  of    Beverages                              2.99%          239,176
investments for federal income tax purposes is as follows:           Coal                                   1.89%          151,800
                                                                     Diversified Financial Services         1.95%          156,044
                                                                     Holding Company - Diversified          4.73%          378,210
Aggregate gross unrealized appreciation              $    627,410    Home Furnishings                       1.32%          105,490
Aggregate gross unrealized depreciation                  (268,126)   Insurance                              7.88%          630,380
                                                     ------------    Investment Companies                   9.68%          774,624
Net unrealized appreciation                          $    359,284    Medical                                0.25%           20,300
                                                     ============    Metals - Diversified                   0.36%           28,665
                                                                     Oil & Gas                              1.00%           80,220
                                                                     Pharmaceuticals                        0.45%           35,952
                                                                     Real Estate Investment Trust           0.09%            7,280
                                                                     Retail                                43.70%        3,496,143
                                                                     Software                               9.89%          791,000
                                                                     Telecommunications                     0.32%           25,440
                                                                     ---------------------------------------------------------------
                                                                     Total                                 94.80%     $  7,584,724



Tilson Dividend Fund

Schedule of Investments
(Unaudited)


As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                      Shares           (Note 1)                                          Shares           (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 76.12%                                               Telecommunications - 7.21%
                                                                        Atlantic Tele-Network, Inc.       3,100       $    120,900
Auto Parts & Equipment - 5.11%                                       *  Netgear, Inc. +                  12,000            217,440
                                                                                                                      ------------
   Bandag, Incorporated                3,800         $    145,920                                                          338,340
                                                                                                                      ------------
   MileMarker International, Inc.     26,000               93,600
                                                     ------------
                                                          239,520    Total Common Stocks (Cost $3,139,448)               3,569,726
                                                     ------------                                                     ------------
Electronics - 2.46%
   Mesa Laboratories, Inc.             7,200              115,128    LIMITED PURPOSE TRUST - 5.17%
                                                     ------------    a  Sleep Country Canada
                                                                           Income Fund (note 2)
Food - 7.70%                                                               (Cost $187,892)               12,600            242,465
u  Industrias Bachoco S.A.             8,600              146,200                                                     ------------
u  Tesco plc                          12,500              215,000
                                                     ------------
                                                          361,200    INVESTMENT COMPANIES - 9.40%
                                                     ------------
Healthcare - Services - 4.13%                                           Evergreen Institutional Money Market
*  Laboratory Corporation of America                                       Fund                          220,438           220,438
      Holdings +                       3,300              193,545       Merrimac Cash Series Nottingham
                                                     ------------          Shares                        220,437           220,437
                                                                                                                      ------------
Internet - 5.05%
*  Netflix Inc. +                      8,600              236,930
                                                     ------------
                                                                     Total Investment Companies (Cost $440,875)            440,875
Mining - 9.23%                                                                                                        ------------
u  Aber Diamond Corporation            3,700              154,845
   Newmont Mining Corporation +        4,500              278,100    Total Investments (Cost $3,768,215) - 90.69%     $  4,253,066
                                                     ------------    Other Assets less Liabilities - 9.31%                 436,368
                                                          432,945                                                     ------------
                                                     ------------
Oil & Gas - 11.09%                                                   Net Assets - 100.00%                             $  4,689,434
   Exxon Mobil Corporation             3,300              207,075                                                     ============
u  Precision Drilling Trust            5,000              167,650
*  The Meridian Resource                                             Aggregate cost for financial reporting and federal income tax
      Corporation +                   29,000              145,290    purposes is the same. Unrealized  appreciation/(depreciation)
                                                     ------------    of investments for financial reporting and federal income tax
                                                          520,015    purposes is as follows:
                                                     ------------
Pharmaceuticals - 2.56%
*u QLT Inc. +                         19,900              119,798    Aggregate gross unrealized appreciation          $    518,683
                                                     ------------    Aggregate gross unrealized depreciation               (33,832)
                                                                                                                      ------------
Retail - 9.84%                                                       Net unrealized appreciation                      $    484,851
   Ark Restaurants Corp.               5,600              151,256                                                     ============
   Barnes & Noble, Inc. +              3,200              135,744
   Costco Wholesale Corporation +      3,500              174,615
                                                     ------------    *  Non-income producing investment.
                                                          461,615    u  ADR's.
                                                     ------------    a  Canadian.
Semiconductors - 2.34%                                               +  Portion  of the security is pledged as collateral for call
*  Cree, Inc. +                        4,200              109,746       options written.
                                                     ------------
Software - 9.40%
*  Intuit Inc. +                       3,800              198,854
   Microsoft Corporation               8,600              242,090
                                                     ------------
                                                          440,944
                                                     ------------
                                                                                                                         (Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)


As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

The following acronyms and abbreviations are used in this portfolio:


ADR - American Depositary Receipt.
PLC - Public Limited Company.
SA - Sociedad Anonima (Mexican).














See Notes to Financial Statements

Tilson Dividend Fund

Call Options Written
(Unaudited)


As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

                                         Shares
                                       Subject to    Market Value
                                          Call         (Note 3)
-----------------------------------------------------------------

Common Stocks, Expiration Date, Exercise Price

*  Laboratory Corporation of America Holdings, 2/18/2006
      Strike $50.00                        600       $      4,920
*  Cree, Inc., 3/18/2006
      Strike $25.00                      4,200              8,610
*  Netflix Inc., 3/18/2006
      Strike $25.00                      1,800              6,120
      Strike $27.50                      1,500              2,850
      Strike $30.00                      5,300              4,505
*  Newmont Mining Corporation, 3/18/2006
      Strike $50.00                      1,000             12,600
*  Costco Wholesale Corporation, 4/22/2006
      Strike $50.00                        900              1,890
*  The Meridian Resource Corporation, 4/22/2006
      Strike $5.00                      23,500             11,750
*  Netgear, Inc., 6/17/2006
      Strike $20.00                      3,000              4,500
      Strike $22.50                      5,000              3,250
*  Newmont Mining Corporation, 6/17/2006
      Strike $50.00                      1,000             14,000
      Strike $60.00                      2,500             17,500
*  QLT Inc., 6/17/2006
      Strike $7.50                      19,900              8,955
*  Barnes & Noble, Inc., 7/22/2006
      Strike $45.00                      1,600              3,520
*  Costco Wholesale Corporation, 7/22/2006
      Strike $5.20                         800              1,600
*  Intuit Inc., 7/22/2006
      Strike $55.00                      1,000              2,850
*  The Meridian Resource Corporation, 7/22/2006
      Strike $5.00                       5,500              4,125
*  Netgear, Inc., 9/16/2006
      Strike $20.00                      4,000              8,400
                                                     ------------
Total (Premiums Received $104,531)                   $    121,945
                                                     ============

* Non-income producing investment.



See Notes to Financial Statements

Tilson Dividend Fund

Notes to Financial Statements
(Unaudited)


As of January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Note 1 - Investment Valuation                                        Note 3 - Option Writing

The  Fund's  investments  in  securities  are  carried  at value.    When  the Fund  writes  an  option,  an  amount  equal to the
Securities  listed on an exchange or quoted on a national  market    premium  received by the Fund is recorded as a liability  and
system are valued at the last sales price as of 4:00 p.m. Eastern    is  subsequently  adjusted to the  current  fair value of the
Time. Securities traded in the NASDAQ over-the-counter market are    option written.  Premiums  received from writing options that
generally  valued at the NASDAQ  Official  Closing  Price.  Other    expire  unexercised are treated by the Fund on the expiration
securities  traded  in the  over-the-counter  market  and  listed    date as  realized  gains  from  investments.  The  difference
securities for which no sale was reported on that date are valued    between  the  premium  and the  amount  paid on  effecting  a
at the most  recent  bid price.  Securities  and assets for which    closing purchase transaction,  include brokerage commissions,
representative market quotations are not readily available (e.g.,    is also treated as a realized  gain or loss  (depending on if
if the exchange on which the  portfolio  security is  principally    the  premium  is less than the  amount  paid for the  closing
traded  closes  early or if trading of the  particular  portfolio    purchase  transaction).  If a call option is  exercised,  the
security  is halted  during the day and does not resume  prior to    premium  is  added  to the  proceeds  from  the  sale  of the
the  Fund's  net  asset  value  calculation)  or which  cannot be    underlying  security or currency in  determining  whether the
accurately valued using the Fund's normal pricing  procedures are    Fund  has  realized  a  gain  or  loss.  If a put  option  is
valued at fair value as determined  in good faith under  policies    exercised,   the  premium  reduces  the  cost  basis  of  the
approved by the  Trustees.  A portfolio  security's  "fair value"    securities  purchased by the Fund. The Fund, as the writer of
price may differ from the price next available for that portfolio    an option,  bear the market risk of an unfavorable  change in
security using the Fund's normal pricing  procedures.  Investment    the price of the security underlying the written option.
companies  are  valued  at  net  asset  value.  Instruments  with
maturities of 60 days or less are valued at amortized cost, which    Summary of Investments by Industry
approximates market value.                                                                               % of Net
                                                                     Industry                             Assets          Value
Note 2 - Foreign Currency Translation                                -------------------------------------------------------------
                                                                     Auto Parts & Equipment                5.11%     $    239,520
Portfolio securities and other assets and liabilities denominated    Electronics                           2.46%          115,128
in foreign  currencies are translated into U.S.  dollars based on    Food                                  7.70%          361,200
the exchange rate of such currencies  against U.S. dollars on the    Healthcare - Services                 4.13%          193,545
date of valuation.  Purchases and sales of securities  and income    Internet                              5.05%          236,930
items denominated in foreign  currencies are translated into U.S.    Investment Companies                  9.40%          440,875
dollars at the exchange rate in effect on the transaction date.      Limited Purpose Trust                 5.17%          242,465
                                                                     Mining                                9.23%          432,945
The Fund does not  separately  report  the  effect of  changes in    Oil & Gas                            11.09%          520,015
foreign   exchange   rates  from  changes  in  market  prices  on    Pharmaceuticals                       2.56%          119,798
securities  held.  Such  changes are included in net realized and    Retail                                9.84%          461,615
unrealized gain or loss from investments.                            Semiconductors                        2.34%          109,746
                                                                     Software                              9.40%          440,944
Realized  foreign  exchange  gains or losses  arise from sales of    Telecommunications                    7.21%          338,340
foreign currencies, currency gains or losses realized between the    -------------------------------------------------------------
trade and  settlement  dates on securities  transactions  and the    Total                                90.69%     $  4,253,066
difference  between the recorded amounts of dividends,  interest, and foreign  withholding taxes, and the U.S. dollar equivalent of the amounts  actually  received or paid. Net  unrealized  foreign exchange gains and losses arise from changes in foreign  exchange rates on foreign  denominated  assets and liabilities  other than investments  in  securities  held  at the  end  of the  reporting period.


ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Tilson Investment Trust


By: (Signature and Title)    /s/ Whitney R. Tilson
                             _____________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer

Date: March 17, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ Whitney R. Tilson
                             _____________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer
                             Tilson Investment Trust

Date: March 17, 2006






By:  (Signature and Title)   /s/ Glenn H. Tongue
                             _____________________________________
                             Glenn H. Tongue
                             Vice President, Treasurer, and
                             Principal Financial Officer
                             Tilson Investment Trust

Date: March 20, 2006